Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) reporting_unit segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of segments | segment	1
Number of reporting units | reporting_unit	1
Accounts receivable, net of allowances	$ 22,435	$ 17,885	$ 11,833
Deferred charges	$ 36,907	29,020
Initial subscriptions, percent of revenue	30.00%
Deferred revenue	$ 18,586	20,077	$ 13,530
Deferred revenue recognized	20,077	13,530
Advertising expense	3,014	1,293
Right of use assets	4,535	0
Total lease liabilities	$ 4,708
Topic 842 [Member]
Property, Plant and Equipment [Line Items]
Right of use assets		5,585
Total lease liabilities		$ 5,646
Stock options
Property, Plant and Equipment [Line Items]
Service period	4 years
Software Development
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Subscription Term, Period One
Property, Plant and Equipment [Line Items]
Monthly subscription terms	1 month
Subscription Term, Period Two
Property, Plant and Equipment [Line Items]
Monthly subscription terms	3 months
Subscription Term, Period Three
Property, Plant and Equipment [Line Items]
Monthly subscription terms	6 months
Subscription Term, Period Four
Property, Plant and Equipment [Line Items]
Monthly subscription terms	12 months
Minimum
Property, Plant and Equipment [Line Items]
Accounts receivable, collection period	30 days
Accounts receivable, collection period, after invoice	30 days
Performance obligation, subscription period	12 months
Maximum
Property, Plant and Equipment [Line Items]
Accounts receivable, collection period	45 days
Accounts receivable, collection period, after invoice	60 days
Performance obligation, subscription period	1 month
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Cost Of Goods And Services, Vendor 1
Property, Plant and Equipment [Line Items]
Concentration risk	56.70%	54.50%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Cost Of Goods And Services, Vendor 2
Property, Plant and Equipment [Line Items]
Concentration risk	15.60%	23.20%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Cost Of Goods And Services, Vendor 3
Property, Plant and Equipment [Line Items]
Concentration risk	15.30%	12.30%
Accounts Receivable | Customer Concentration Risk | Mobile App Store, 1
Property, Plant and Equipment [Line Items]
Concentration risk	43.30%	43.60%
Accounts Receivable | Customer Concentration Risk | Mobile App Store, 2
Property, Plant and Equipment [Line Items]
Concentration risk	15.90%	14.40%
Accounts Receivable | Customer Concentration Risk | Accounts Receivable, Customer 1
Property, Plant and Equipment [Line Items]
Concentration risk	11.20%	10.50%
Accounts Payable | Supplier Concentration Risk | Accounts Payable, Vendor 1
Property, Plant and Equipment [Line Items]
Concentration risk	23.30%	23.90%
Accounts Payable | Supplier Concentration Risk | Accounts Payable, Vendor 2
Property, Plant and Equipment [Line Items]
Concentration risk	16.60%	23.20%
Accounts Payable | Supplier Concentration Risk | Accounts Payable, Vendor 3
Property, Plant and Equipment [Line Items]
Concentration risk	14.60%	12.30%
Accounts Payable | Supplier Concentration Risk | Accounts Payable, Vendor 4
Property, Plant and Equipment [Line Items]
Concentration risk	12.80%	10.20%